INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of Intangible assets
	March 31,	December 31,
	2021	2020
	(Unaudited)
Distribution software	$37,672	$37,907
Patents acquired from related party (Note 12)	21,096	21,239
Total intangible assets	58,768	59,146
Less: Accumulated amortization	(6,354)	(4,234)
Intangible assets, net	$52,414	$54,912

	December 31,	December 31,
	2020	2019
Distribution software	$37,906	$-
Patents acquired from related party (Note 11)	21,239	-
Total intangible assets	59,145	-
Less: Accumulated amortization	(4,233)	-
Intangible assets, net	$54,912	$-

Schedule of amortization of intangible assets
Year ending December 31, 2021	$6,134
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$52,414

Year ending December 31, 2021	8,632
Year ending December 31, 2022	8,632
Year ending December 31, 2023	8,632
Year ending December 31, 2024	8,632
Year ending December 31, 2025	4,846
Thereafter	15,538
Total	$54,912